Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Director Compensation

The Company paid each of its independent directors an annual retainer of $20,000 (pro-rated for interim periods of service) for their service as members of the Company’s Board, for which, in addition to general matters of corporate governance and oversight, the Company expected its Board members to assist the Company in the identification and evaluation of industries and particular businesses that are, in the reasonable judgment of the Board, suitable acquisition targets for the Company, as well as assisting the Company in the review and analysis of alternative business combinations. In addition, the Company agreed to pay each independent director a telephonic meeting fee of $1,000 or in-person meeting fee of $1,500 for each meeting attended by such independent director. The Company also agreed to pay the Chairperson of the Audit Committee an annual retainer of $7,500 and the Chairperson of the Compensation Committee an annual retainer of $5,000. The fees were deferred and were paid upon completion of the Business Combination.

Registration Rights

Pursuant to a registration rights agreement entered into on January 24, 2018, the holders of the Company’s Founder Shares, Private Placement Warrants (and their underlying securities) and the warrants that may be issued upon conversion of the Working Capital Loans (and their underlying securities) are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The underwriters were entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $4,375,000. The deferred fee was paid in cash upon the closing of the Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. The deferred fee was to be forfeited by the underwriters solely in the event that the Company fails to complete a business combination, subject to the terms of the underwriting agreement.

In January 2020, the underwriters agreed that in the event the Business Combination was consummated, the deferred discount due to them was reduced to $2,500,000. The deferred fee was paid in cash upon the closing of the Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Deferred Legal Fee

In connection with the closing of the Initial Public Offering, the Company became obligated to pay its attorneys a deferred legal fee of $72,500 upon consummation of the Business Combination. Accordingly, the Company recorded $72,500 as deferred legal payable in the accompanying condensed consolidated balance sheets. The deferred fee was to be forfeited by the attorneys in the event that the Company failed to complete the Business Combination.

Merger Agreement

The value of the aggregate merger consideration (the “Company Merger Consideration”) paid pursuant to the Merger Agreement to the holders of Newco Units as of immediately prior to the Effective Time (the “Newco Holders”) was an amount equal to: (i) the aggregate capital contributions of the members of HOF Village as set forth in a certificate of HOF Village delivered at least five days prior to the Closing Date (the “Closing Date Company Contributed Capital Amount”), multiplied by (ii) the Exchange Ratio of 1.2, divided by (iii) the Per Share Price of $10.00. The Company Merger Consideration was paid in shares of HOFRE Common Stock

On February 21, 2020, the Company filed a definitive proxy statement on Schedule 14A for a special meeting of its stockholders scheduled for March 25, 2020 to vote on, among other things, the Business Combination. On March 20, 2020, the Company postponed the stockholders meeting to approve the Business Combination to early May 2020. On April 29, 2020, the Company further postponed the stockholders meeting to a date to be announced at a later time. On June 25, 2020 the Company held a special meeting of its stockholders at which the Company’s stockholders approved the Business Combination, among other things.

Upon completion of the Business Combination, current Company stockholders who did not exercise their redemption rights received 1.421333 shares of HOFRE Common Stock to replace each one of their existing shares of the Company’s Class A common stock and current holders of Class F common stock received one share of HOFRE Common Stock to replace each one of their existing shares of the Company’s Class F common stock, as applicable. Upon completion of the Business Combination, all of the warrants to purchase the Company’s common stock were cancelled and exchanged for HOFRE Warrants to purchase 1.421333 shares of HOFRE Common Stock per warrant on the same terms and conditions as the original warrants.

Further, in order to support the transactions contemplated by the Merger Agreement and any possible private financing transactions that may be entered into in connection with the Merger Agreement, the Sponsor agreed that up to 1,185,741 of its Class F common shares were to be cancelled prior to the Effective Time (as defined in the Merger Agreement) pursuant to a Side Letter entered into by HOF Village and the Sponsor dated March 10, 2020, which number shall be calculated based on the number of redemptions by the Company’s public stockholders. The Sponsor also agreed that it would transfer up to one-half of the shares of HOFRE Common Stock that it received upon conversion of its Class F common shares (after any such cancellation); provided that the number of shares of HOFRE Common Stock that the Sponsor shall transfer to HOF Village were capped so that the Sponsor retained no less than 1.125 million shares of HOFRE Common Stock. The Sponsor also agreed to transfer one-half of the HOFRE Warrants that it received upon conversion of its warrants to purchase shares of Class A common stock at the Effective Time.

NOTE 6. COMMITMENTS

Director Compensation

The Company has agreed to pay each of its independent directors an annual retainer of $20,000 (pro-rated for interim periods of service) for their service as members of the Company’s Board, for which, in addition to general matters of corporate governance and oversight, the Company expects its Board members to assist the Company in the identification and evaluation of industries and particular businesses that are, in the reasonable judgment of the Board, suitable acquisition targets for the Company, as well as assisting the Company in the review and analysis of alternative Business Combinations. In addition, the Company has agreed to pay each independent director a telephonic meeting fee of $1,000 or in-person meeting fee of $1,500 for each meeting attended by such independent director. The Company has also agreed to pay the Chairperson of the Audit Committee an annual retainer of $7,500 and the Chairperson of the Compensation Committee an annual retainer of $5,000. The fees will be deferred and become payable only if the Company consummates a Business Combination. If a Business Combination does not occur, the Company will not be required to pay these contingent fees, therefore, these amounts are not accrued in the accompanying consolidated financial statements.

Registration Rights

Pursuant to a registration rights agreement entered into on January 24, 2018, the holders of the Company’s Founder Shares, Private Placement Warrants (and their underlying securities) and the warrants that may be issued upon conversion of the Working Capital Loans (and their underlying securities) are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The underwriters are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $4,375,000 (see Note 11). The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.

Deferred Legal Fee

In connection with the closing of the Initial Public Offering, the Company became obligated to pay its attorneys a deferred legal fee of $72,500 upon consummation of a Business Combination. Accordingly, the Company recorded $72,500 as deferred legal payable in the accompanying balance sheets. The deferred fee will be forfeited in the event that the Company fails to complete a Business Combination.

Merger Agreement

On September 16, 2019, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Holdings, Acquiror Merger Sub, Company Merger Sub (together with Acquiror Merger Sub, the “Merger Subs”), HOF Village, LLC, a Delaware limited liability company (“HOFV”) and HOF Village Newco, LLC, a Delaware limited liability company and a wholly-owned subsidiary of HOFV (“Newco”).

The Merger Agreement provides for a business combination transaction pursuant to which: (i) Acquiror Merger Sub will be merged with and into the Company, with the Company continuing as the surviving entity and a wholly-owned subsidiary of Holdings and with stockholders of the Company receiving substantially equivalent securities of Holdings (the “Acquiror Merger”), and (ii) Company Merger Sub will be merged with and into Newco, with Newco continuing as the surviving entity and a wholly-owned subsidiary of Holdings and with the members of Newco receiving shares of common stock of Holdings (the “Company Merger”, and together with the Acquiror Merger, the “Mergers”).

The value of the aggregate merger consideration (the “Company Merger Consideration”) to be paid pursuant to the Merger Agreement to the holders of Newco Units as of immediately prior to the Effective Time (the “Newco Holders”) will be an amount equal to: (i) the aggregate capital contributions of the members of HOFV as set forth in a certificate of HOFV delivered at least five (5) days prior to the Closing Date (the “Closing Date Company Contributed Capital Amount”), multiplied by (ii) the Exchange Ratio of 1.2, divided by (iii) the Per Share Price of $10.00. The Company Merger Consideration will be paid in shares of Holdings common stock (the “Holdings Common Stock”).

The Mergers will be consummated subject to the deliverables and provisions as further described in the Merger Agreement, as amended (See Note 11).